Intangible Assets and Goodwill - Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining period of amortization (in years)				1 year
Amortization expense	$ 259	$ 219	$ 472	$ 779
2018	344
2019	654
2020	581
2021	454
2022	309
Thereafter	98
Net value	$ 2,440		1,836	$ 1,485
Goodwill impairment			$ 0